BUSINESS COMBINATIONS (Details) ¥ in Millions	Mar. 26, 2021 CNY (¥)
Sinopec Assets Management Corporation [Member]
Disclosure of detailed information about business combination [line items]
Consideration transferred	¥ 6,124